Segment Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net book value of long-lived assets	$ 1,911,143	$ 1,777,457
Dry bulk vessels
Segment Reporting Information [Line Items]
Net book value of long-lived assets	1,486,486	1,409,166
Logistics Business
Segment Reporting Information [Line Items]
Net book value of long-lived assets	$ 462,986	$ 392,190